INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
INVESTMENTS, ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS
Schedule of Fair value of assets acquired
March 31, 2021
Dividend yields	0%
Exercise price based on 10-day VWAP for the common stock	$1.47
Volatility	136.8%
Risk free rate	.018%

Intangible assets	$72,600
Goodwill	1,893,740
Current assets	-
Current liabilities	-
Total net assets acquired	$1,966,340
The purchase price consists of the following:
Cash	-
Common Stock	1,966,340
Total purchase price	$1,966,340

Schedule of goodwill
Goodwill
Balances at December 31, 2020:	$1,893,740
Aggregate goodwill acquired	575,000
Impairment losses	-
Goodwill adjustment	-
Balances at June 30, 2021:	$2,468,740

Direct Solar America
Balances at December 31, 2019:	1,966,340
Aggregate goodwill acquired	-
Impairment losses	-
Goodwill adjustment	(72,600)
Balances at December 31, 2020:	$1,893,740

Schedule of Proforma Information
Year Ended December 31,
2019
Net revenue	$4,098,382
Net loss	$(8,125,411)